LEASES (Details) $ in Thousands	Jun. 30, 2024 USD ($)
Leases [Abstract]
The remainder of 2024	$ 10,200
2025	20,142
2026	13,115
2027	9,049
2028	7,060
Thereafter	206
Total undiscounted cash flows	59,772
Less: Imputed interest	(2,927)
Present value of lease liabilities	$ 56,845